Income Taxes (Tables)	4 Months Ended
Jan. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	Net deferred tax assets consist of the following components:
January 31, 2015
Deferred tax asset:
Net operating loss carryforwards	$(142,632)
Valuation allowance	142,632
Net deferred tax asset	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The income tax provision differs from the amount of income tax determined by applying the U.S. federal and state income statutory tax rates to pretax income (loss) from continuing operations as follows:

January 31, 2015

Tax benefit at statutory rates	$(142,632)
Change in valuation allowance	142,632
Net provision for income taxes	$-